IMPAIRMENT OF NON-CURRENT ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) oz
Disclosure of fair value measurement of assets [line items]
Average forecasted price of silver | oz	21.66
Average forecasted price of gold | oz	1,738
Percentage of decrease to average forecasted price of silver and gold with reduction of recoverable amount	5.00%
Percentage of increase to average forecasted price of silver and gold with increase of recoverable amount	5.00%
Decrease in recoverable amount of decrease to average forecasted price of silver and gold | $	$ 4.7
Increase in recoverable amount of increase to average forecasted price of silver and gold | $	$ 3.9